Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Beginning balance	[1]	$ 1,279,328
Impairment for year		11,800	$ 36,300
Ending balance		1,359,657	1,279,328	[1]
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		1,605,220	1,476,327
Additions		250,217	103,282
Additions acquired through business combinations		45,876	20,300
Disposals		(14)
Foreign exchange movements		(3,532)	5,311
Ending balance		1,897,767	1,605,220
Accumulated Amortization and Impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance		(325,892)	(113,360)
Amortization for year		(201,634)	(177,857)
Impairment for year		(11,779)	(36,269)
Disposals		(27)
Foreign exchange movements		1,222	1,594
Ending balance		(538,110)	(325,892)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Beginning balance		356,521
Ending balance		382,285	356,521
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		356,521	341,067
Additions acquired through business combinations		27,006	15,474
Foreign exchange movements		(1,242)	(20)
Ending balance		382,285	356,521
Brand, Trademarks & Domain Names
Disclosure Of Intangible Assets [Line Items]
Beginning balance		771,393
Ending balance		764,461	771,393
Brand, Trademarks & Domain Names | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		988,408	965,317
Additions		131,161	14,000
Additions acquired through business combinations		7,279	4,826
Disposals		(3)
Foreign exchange movements		(2,116)	4,265
Ending balance		1,124,729	988,408
Brand, Trademarks & Domain Names | Accumulated Amortization and Impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance		(217,015)	(57,014)
Amortization for year		(132,592)	(125,325)
Impairment for year		(11,779)	(36,269)
Disposals		3
Foreign exchange movements		1,115	1,593
Ending balance		(360,268)	(217,015)
Customer Relationships
Disclosure Of Intangible Assets [Line Items]
Beginning balance		3,234
Ending balance		4,754	3,234
Customer Relationships | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		6,860	6,010
Additions		395
Additions acquired through business combinations		1,692
Foreign exchange movements		(52)	850
Ending balance		8,895	6,860
Customer Relationships | Accumulated Amortization and Impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance		(3,626)	(1,786)
Amortization for year		(451)	(34)
Foreign exchange movements		(64)	(1,806)
Ending balance		(4,141)	(3,626)
Development Costs
Disclosure Of Intangible Assets [Line Items]
Beginning balance		148,180
Ending balance		208,157	148,180
Development Costs | Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance		253,431	163,933
Additions		118,661	89,282
Additions acquired through business combinations		9,899
Disposals		(11)
Foreign exchange movements		(122)	216
Ending balance		381,858	253,431
Development Costs | Accumulated Amortization and Impairment
Disclosure Of Intangible Assets [Line Items]
Beginning balance		(105,251)	(54,560)
Amortization for year		(68,591)	(52,498)
Disposals		(30)
Foreign exchange movements		171	1,807
Ending balance		$ (173,701)	$ (105,251)

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.